Share Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Share Options (Details) - 2018 Share Incentive Plan	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	0.92%
Volatility	40.00%
Dividend yield	2.50%	2.50%
Life of option	6 years	6 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate		2.60%
Volatility		37.98%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate		1.60%
Volatility		35.66%